Financial Guarantees and Residual Value Guarantees	12 Months Ended
Dec. 31, 2019
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Financial Guarantees and Residual Value Guarantees
25	Financial guarantees and residual value guarantees

	12.31.2019	12.31.2018
Financial guarantee of residual value	—	125.4
Accounts payable (i)	—	15.1
Financial guarantee	—	11.6

	—	152.1

Current portion	—	51.0
Non-current portion	—	101.1
The movement on the financial guarantees and residual guarantees is shown below:

	Financial guarantee	Financial guarantee of residual value	Accounts payable	Total
At December 31, 2016	22.7	122.2	65.9	210.8

Additions	1.2	—	3.7	4.9
Interest Additions	—	—	2.0	2.0
Disposals	—	—	(40.8)	(40.8)
Market value	—	(13.3)	—	(13.3)
Guarantee amortization	(6.8)	—	—	(6.8)

At December 31, 2017	17.1	108.9	30.8	156.8

Interest Additions	—	—	1.5	1.5
Disposals	—	—	(17.2)	(17.2)
Market value	—	16.5	—	16.5
Guarantee amortization	(5.5)	—	—	(5.5)

At December 31, 2018	11.6	125.4	15.1	152.1

Interest Additions	—	—	0.6	0.6
Disposals	—	—	(15.7)	(15.7)
Market value	—	4.2	—	4.2
Guarantee amortization	(0.9)	—	—	(0.9)
Liabilities held for sale	(10.7)	(129.6)	—	(140.3)

At December 31, 2019	—	—	—	—

All financial guarantees and residual value guarantees granted by the Company refer to the Commercial Aviation and comprise the disposal group (liabilities held for sale) in the statement of financial position and discontinued operation in the statement of income for the year ended December 31, 2019. See Note 4.